Condensed Interim Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Number of Common Shares	Number of Class “A” Shares	Common Shares	Class “A” Shares	Reserves	Currency Translation adjustment	Deficit	Equity	Non-controlling Interest	Commitment to issue shares	Total
Balance at Dec. 31, 2020			$ 82,046,673	$ 28,247	$ 8,663,301	$ (86,609)	$ (86,596,262)	$ 4,055,351	$ (5,193,701)		$ (1,138,350)
Balance (in Shares) at Dec. 31, 2020	10,733,586	5,057
Shares issued in public offering			11,040,000					11,040,000			11,040,000
Shares issued in public offering (in Shares)	1,472,000
Share issuance costs			(1,558,277)					(1,558,277)			(1,558,277)
Exercise of warrants			379,814		(22,905)			356,909			356,909
Exercise of warrants (in Shares)	96,280
Shares issued in exchange for debt			1,615,058					1,615,058			1,615,058
Shares issued in exchange for debt (in Shares)	215,341
Stock-based compensation					66,616			66,616			66,616
Cumulative translation adjustment						(93,521)		(93,521)	(262,106)		(355,627)
Net loss							(9,573,290)	(9,573,290)	(995,875)		(10,569,165)
Change in accounting policy - presentation currency						$ 180,130		180,130	283,046		463,176
Balance at Feb. 01, 2021			93,523,268	28,247	8,707,012		(96,169,552)	6,088,976	(6,168,636)		(79,660)
Balance (in Shares) at Feb. 01, 2021	12,517,207	5,057
Shares issued with acquisition			10,152,921					10,152,921			10,152,921
Shares issued with acquisition (in Shares)	1,550,649
Commitment to issue shares								2,703,326		$ 2,703,326	2,703,326
Shares issued for services			206,614					206,614			206,614
Shares issued for services (in Shares)	29,307
Exercise of warrants			3,306,237		(47,500)			3,258,737			3,258,737
Exercise of warrants (in Shares)	839,456
Exercise of stock options			335,718		(96,122)			239,596			239,596
Exercise of stock options (in Shares)	96,120
Stock-based compensation					411,392			411,392			411,392
Loss and comprehensive loss							(2,733,448)	(2,733,448)	(465,731)		(3,199,178)
Balance at Jun. 30, 2021			107,524,758	28,247	8,974,783		(98,903,000)	20,328,114	(6,634,367)	2,703,326	13,693,746
Balance (in Shares) at Jun. 30, 2021	15,032,739	5,057
Exercise of warrants			2,629,305		(61,460)			2,567,845			2,567,845
Exercise of warrants (in Shares)	499,597
Exercise of stock options			72,652		80,052			152,704			152,704
Exercise of stock options (in Shares)	21,919
Stock-based compensation					1,667,920			1,667,920			1,667,920
Loss and comprehensive loss							(2,092,334)	(2,092,334)	(1,987,214)		(4,079,549)
Balance at Dec. 31, 2021			110,226,715	28,247	10,661,294		(100,995,334)	22,624,249	(8,621,581)	2,703,326	14,002,668
Balance (in Shares) at Dec. 31, 2021	15,554,255	5,057
Shares issued in public offering			7,876,960					7,876,960			7,876,960
Shares issued in public offering (in Shares)	4,965,625
Share issuance costs			(900,720)					(900,720)			(900,720)
Holdco shares exchanged for common shares			186,294				(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)	171,608
Shares issued with acquisition			419,783							(419,783)
Shares issued with acquisition (in Shares)	62,936
Stock-based compensation					884,322			884,322			884,322
Loss and comprehensive loss							(5,322,635)	(5,322,635)	(1,258,926)		(6,581,561)
Balance at Jun. 30, 2022			$ 117,809,033	$ 28,247	$ 11,545,616		$ (110,880,600)	$ 20,785,839	$ (5,504,170)	$ 2,283,543	$ 15,281,669
Balance (in Shares) at Jun. 30, 2022	20,754,424	5,057